Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Classes of current inventories
Inventories

	As of December 31,
(In $ million)	2017	2016
Raw materials and consumables	391	331
Work in progress	161	163
Finished goods	717	654
Engineering and maintenance materials	116	115
Provision against inventories	(15)	(18)
Total inventories	1,370	1,245